Eaton Vance

Floating-Rate Advantage Fund

January 31, 2021 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2021, the value of the Fund’s investment in the Portfolio was $5,742,917,550 and the Fund owned 96.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 4.7%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 3.324%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$2,512,505
Series 2018-1A, Class E, 6.224%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,935,080
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 7.151%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,963,505
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 6.386%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,174,957
Apidos CLO XX
Series 2015-20A, Class DR, 5.923%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,304,417
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 6.772%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	1,250	1,245,766
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 3.222%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,490,000
Series 2018-49A, Class E, 5.922%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,415,681
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 3.121%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,908,685
Series 2014-32RA, Class D, 6.071%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	982,011
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 5.941%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,912,000
Babson CLO, Ltd.
Series 2015-1A, Class DR, 2.824%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,407,494
Series 2018-1A, Class C, 2.841%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,405,627
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 2.918%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,764,574
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class C, 3.154%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,799,050
Series 2018-5BA, Class D, 6.174%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,367,441
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 5.824%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	5,049,237
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class D, 2.824%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	1,500	1,445,618
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class D, 3.923%, (3 mo. USD LIBOR + 3.70%), 1/17/32(1)(2)	2,000	2,002,892
Series 2018-16A, Class E, 6.923%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,251,355
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 6.841%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	1,750	1,753,012
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 3.114%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,465,037
Series 2018-1A, Class D, 5.864%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,550	4,365,833
BlueMountain CLO, Ltd.
Series 2015-3A, Class CR, 2.824%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	5,000	4,691,006
Series 2015-3A, Class DR, 5.624%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	3,000	2,822,496
Series 2016-3A, Class DR, 3.321%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,445,953

Security	Principal Amount (000’s omitted)	Value
Series 2016-3A, Class ER, 6.171%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	$1,500	$1,378,970
Series 2018-1A, Class D, 3.264%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,397,618
Series 2018-1A, Class E, 6.164%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,894,266
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 5.941%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,664,936
Series 2016-1A, Class DR, 3.041%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	3,000	2,954,433
Series 2016-1A, Class ER, 5.991%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,834,952
Series 2016-2A, Class ER, 6.241%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,340,119
Series 2018-1A, Class D, 3.141%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,943,257
Series 2018-1A, Class E, 5.991%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,638,441
Carlyle C17 CLO, Ltd.
Series C17A, Class CR, 3.014%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,879,543
Series C17A, Class DR, 6.214%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,386,451
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 3.734%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,456,599
Series 2012-3A, Class DR2, 6.734%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,429,706
Series 2014-3RA, Class C, 3.163%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	953,408
Series 2014-3RA, Class D, 5.613%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	2,010,783
Series 2014-4RA, Class C, 3.141%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,750	2,607,829
Series 2014-4RA, Class D, 5.891%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,141,430
Dryden CLO, Ltd.
Series 2018-55A, Class D, 3.091%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,472,761
Series 2018-55A, Class E, 5.641%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,911,400
Dryden Senior Loan Fund
Series 2015-41A, Class DR, 2.841%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	7,000	6,812,574
Series 2015-41A, Class ER, 5.541%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,205,117
Series 2016-42A, Class DR, 3.171%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,485,630
Series 2016-42A, Class ER, 5.791%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,411,635
Fort Washington CLO, Ltd.
Series 2019-1A, Class E, 7.474%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	1,000	1,004,585
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 6.886%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	4,500	4,420,634
Galaxy XXV CLO, Ltd.
Series 2015-19A, Class D1R, 6.748%, (3 mo. USD LIBOR + 6.53%), 7/24/30(1)(2)	2,000	1,967,243
Series 2018-25A, Class D, 3.318%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,487,012
Series 2018-25A, Class E, 6.168%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,416,003
Goldentree Loan Management US CLO 5, Ltd.
Series 2019-5A, Class D, 4.074%, (3 mo. USD LIBOR + 3.85%), 10/20/32(1)(2)	1,500	1,510,706
Golub Capital Partners CLO 37B, Ltd.
Series 2018-37A, Class E, 5.974%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,428,902
Golub Capital Partners CLO Ltd.
Series 2018-37A, Class D, 3.524%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,892,685
Series 2020-48A, Class D, 4.023%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	2,000	2,007,156
ICG US CLO, Ltd.
Series 2018-2A, Class D, 3.322%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,959,562
Series 2018-2A, Class E, 5.972%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,810,891
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	501,427
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR2, 6.144%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	2,000	1,980,101
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 3.323%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,501,398
Series 2016-22A, Class ER, 6.283%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,960,477

Security	Principal Amount (000’s omitted)	Value
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 5.824%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	$1,950	$1,916,513
Series 2019-33A, Class E, 7.026%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	950	954,473
Oaktree CLO, Ltd.
Series 2019-3A, Class D, 4.184%, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(2)	2,625	2,631,198
Series 2019-3A, Class E, 6.994%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	1,121	1,103,350
OHA Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 7.724%, (3 mo. USD LIBOR + 7.50%), 11/20/27(1)(2)	3,000	2,999,937
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 3.423%, (3 mo. USD LIBOR + 3.20%), 10/17/31(1)(2)	2,500	2,502,020
Series 2013-2A, Class DRR, 6.073%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,250	3,205,962
Series 2015-1A, Class DR2, 6.463%, (3 mo. USD LIBOR + 6.25%), 5/21/29(1)(2)	1,850	1,850,283
Series 2018-1A, Class C, 2.723%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,958,425
Series 2018-1A, Class D, 5.373%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,933,678
Series 2018-2A, Class D, 5.826%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,965,764
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 3.341%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,490,588
Series 2018-2A, Class D, 6.191%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,865,050
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 3.418%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,496,440
Series 2018-3A, Class E, 6.168%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,412,961
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 6.718%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,850,053
Southwick Park CLO, LLC
Series 2019-4A, Class D, 4.074%, (3 mo. USD LIBOR + 3.85%), 7/20/32(1)(2)	1,500	1,507,284
Series 2019-4A, Class E, 6.924%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	1,750	1,755,770
Upland CLO, Ltd.
Series 2016-1A, Class CR, 3.124%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,384,523
Series 2016-1A, Class DR, 6.124%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,496,536
Vibrant CLO IX, Ltd.
Series 2018-9A, Class C, 3.424%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,368,243
Series 2018-9A, Class D, 6.474%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,169,153
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 3.474%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,784,632
Series 2018-10A, Class D, 6.414%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,410,482
Voya CLO, Ltd.
Series 2014-1A, Class DR2, 6.223%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(2)	3,250	2,993,556
Series 2015-3A, Class CR, 3.374%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,417,234
Series 2015-3A, Class DR, 6.424%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	5,232,419
Series 2016-3A, Class CR, 3.473%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,927,630
Series 2016-3A, Class DR, 6.303%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	3,199,581
Series 2018-1A, Class C, 2.823%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,819,702
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 3.124%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,997,122
Series 2015-1A, Class DR, 5.724%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,458,555

Total Asset-Backed Securities (identified cost $285,192,376)		$277,000,989

Common Stocks — 1.2%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	168	$2,496,580

		$2,496,580

Automotive — 0.0%(6)
Dayco Products, LLC(4)(5)	48,926	$146,778

		$146,778

Business Equipment and Services — 0.0%(6)
Crossmark Holdings, Inc.(4)(5)	37,581	$2,254,860

		$2,254,860

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(4)(5)	454,988	$6,610,976

		$6,610,976

Containers and Glass Products — 0.0%(6)
LG Newco Holdco, Inc., Class A(4)(5)	342,076	$684,152

		$684,152

Electronics/Electrical — 0.5%
Answers Corp.(3)(4)(5)	642,963	$372,919
Software Luxembourg Holding S.A., Class A(4)(5)	161,663	29,099,340

		$29,472,259

Health Care — 0.2%
Akorn Holding Company, LLC, Class A(4)(5)	792,089	$10,792,213

		$10,792,213

Nonferrous Metals/Minerals — 0.0%(6)
ACNR Holdings, Inc., Class A(4)(5)	30,298	$212,086

		$212,086

Oil and Gas — 0.1%
AFG Holdings, Inc.(3)(4)(5)	281,241	$3,501,450
Fieldwood Energy, Inc.(4)(5)	20,537	2,054
Fieldwood Energy, Inc.(4)(5)	88,944	8,894
McDermott International, Ltd.(4)(5)	1,382,889	1,410,547
RDV Resources, Inc., Class A(3)(4)(5)	197,614	0
Samson Resources II, LLC, Class A(3)(4)(5)	387,972	2,521,818
Sunrise Oil & Gas, Inc., Class A(4)(5)	121,973	36,592

		$7,481,355

Publishing — 0.0%(6)
Tweddle Group, Inc.(3)(4)(5)	18,167	$25,797

		$25,797

Security	Shares	Value
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(4)(5)	482,097	$959,373
Cumulus Media, Inc., Class A(4)(5)	371,654	3,225,956
iHeartMedia, Inc., Class A(4)(5)	205,018	2,980,962

		$7,166,291

Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC(3)(4)(5)	195,511	$0
Phillips Pet Holding Corp.(3)(4)(5)	2,960	1,259,473

		$1,259,473

Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(3)(4)(5)	359,046	$2,886,730

		$2,886,730

Total Common Stocks (identified cost $95,538,277)		$71,489,550

Corporate Bonds & Notes — 4.3%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.2%
Spirit AeroSystems, Inc.
5.50%, 1/15/25(1)		3,750	$3,937,500
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd.
8.00%, 9/20/25(1)		3,175	3,606,800
TransDigm, Inc.
8.00%, 12/15/25(1)		1,500	1,642,125
6.25%, 3/15/26(1)		1,500	1,588,432

			$10,774,857

Air Transport — 0.4%
Delta Air Lines, Inc.
7.00%, 5/1/25(1)		5,300	$6,149,261
Delta Air Lines, Inc./SkyMiles IP, Ltd.
4.50%, 10/20/25(1)		7,925	8,471,630
4.75%, 10/20/28(1)		7,925	8,786,849

			$23,407,740

Automotive — 0.3%
Clarios Global, L.P.
6.75%, 5/15/25(1)		2,425	$2,587,184
Clarios Global, L.P./Clarios US Finance Co.
6.25%, 5/15/26(1)		4,975	5,300,465
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(1)(2)	EUR	6,000	7,332,266
7.875%, 1/15/29(1)		550	619,784

			$15,839,699

Building and Development — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(1)		875	$903,823

Security	Principal Amount* (000’s omitted)		Value
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 5/15/28(1)		3,625	$3,954,241
Forterra Finance, LLC/FRTA Finance Corp.
6.50%, 7/15/25(1)		1,100	1,173,562
Winnebago Industries, Inc.
6.25%, 7/15/28(1)		1,100	1,187,312

			$7,218,938

Business Equipment and Services — 0.6%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(1)		2,475	$2,654,314
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(1)		9,125	9,718,125
5.75%, 4/15/26(1)		17,950	19,674,097
Sabre GLBL, Inc.
9.25%, 4/15/25(1)		2,925	3,474,023
7.375%, 9/1/25(1)		2,675	2,886,325

			$38,406,884

Cable and Satellite Television — 0.2%
Altice France S.A.
5.125%, 1/15/29(1)		1,600	$1,653,000
Virgin Media Secured Finance PLC
4.50%, 8/15/30(1)		7,625	7,903,312

			$9,556,312

Chemicals and Plastics — 0.3%
INEOS Finance PLC
3.375%, 3/31/26(1)	EUR	2,000	$2,509,742
INEOS Quattro Finance 2 PLC
3.375%, 1/15/26(1)		3,700	3,720,812
Tronox, Inc.
6.50%, 5/1/25(1)		8,000	8,590,000

			$14,820,554

Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.125%, 7/15/23(1)		10	$10,129
4.00%, 10/15/27(1)		6,325	6,370,540

			$6,380,669

Cosmetics/Toiletries — 0.0%(6)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00%, 12/31/26(1)		1,300	$1,327,625

			$1,327,625

Diversified Financial Services — 0.1%
AG Issuer, LLC
6.25%, 3/1/28(1)		4,975	$5,210,765

			$5,210,765

Security	Principal Amount* (000’s omitted)	Value
Drugs — 0.1%
Bausch Health Companies, Inc.
5.50%, 11/1/25(1)	2,700	$2,782,890

		$2,782,890

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc.
4.25%, 6/1/25(1)	6,025	$6,232,109

		$6,232,109

Electronics/Electrical — 0.2%
LogMeIn, Inc.
5.50%, 9/1/27(1)	5,250	$5,499,375
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 9/1/25(1)	7,900	8,127,125

		$13,626,500

Entertainment — 0.0%(6)
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(1)	2,400	$2,590,500

		$2,590,500

Food Products — 0.2%
Del Monte Foods, Inc.
11.875%, 5/15/25(1)	9,400	$10,639,625

		$10,639,625

Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(1)	8,600	$8,874,125

		$8,874,125

Health Care — 0.1%
CHS/Community Health Systems, Inc.
4.75%, 2/15/31(1)(7)	2,625	$2,628,281
HCA, Inc.
5.25%, 4/15/25	1,250	1,458,729
RP Escrow Issuer, LLC
5.25%, 12/15/25(1)	2,650	2,752,688

		$6,839,698

Industrial Equipment — 0.0%(6)
Clark Equipment Company
5.875%, 6/1/25(1)	1,200	$1,272,750

		$1,272,750

Insurance — 0.0%(6)
NFP Corp.
7.00%, 5/15/25(1)	500	$540,938

		$540,938

Security	Principal Amount* (000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.0%(6)
SeaWorld Parks & Entertainment, Inc.
8.75%, 5/1/25(1)	2,425	$2,617,484

		$2,617,484

Machinery — 0.1%
Vertical U.S. Newco, Inc.
5.25%, 7/15/27(1)	4,950	$5,180,720

		$5,180,720

Oil and Gas — 0.2%
CITGO Petroleum Corporation
7.00%, 6/15/25(1)	12,175	$12,362,799

		$12,362,799

Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(1)	1,500	$1,213,125
iHeartCommunications, Inc.
6.375%, 5/1/26	1,159	1,237,333
8.375%, 5/1/27	2,101	2,245,282
5.25%, 8/15/27(1)	2,500	2,596,625
4.75%, 1/15/28(1)	2,975	3,043,247

		$10,335,612

Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer
5.875%, 10/1/28(1)	7,925	$8,316,297

		$8,316,297

Retailers (Except Food and Drug) — 0.0%(6)
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 2/15/28(1)(7)	1,575	$1,575,000

		$1,575,000

Software and Services — 0.1%
Boxer Parent Co., Inc.
7.125%, 10/2/25(1)	4,850	$5,251,580

		$5,251,580

Telecommunications — 0.4%
CenturyLink, Inc.
4.00%, 2/15/27(1)	5,400	$5,591,116
Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd.
8.75%, 5/25/24(1)	7,250	7,567,187
VMED O2 UK Financing I PLC
4.25%, 1/31/31(1)	10,575	10,577,221

		$23,735,524

Total Corporate Bonds & Notes (identified cost $241,059,617)		$255,718,194

Exchange-Traded Funds — 0.6%

Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	803,000	$36,857,700

Total Exchange-Traded Funds (identified cost $36,809,412)		$36,857,700

Preferred Stocks — 0.1%

Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Series A, 13.00% (Convertible)(4)(5)	51,966	$2,858,133

		$2,858,133

Financial Services — 0.0%(6)
DBI Investors, Inc., Series A-1 (3)(4)(5)	9,245	$247,119

		$247,119

Nonferrous Metals/Minerals — 0.0%(6)
ACNR Holdings, Inc., 15.00% (PIK)(4)(5)	14,309	$676,100

		$676,100

Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(4)(5)	5,438	$145,358
David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(4)(5)	22,162	592,390

		$737,748

Total Preferred Stocks (identified cost $4,522,454)		$4,519,100

Senior Floating-Rate Loans — 115.1%(8)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.9%
Aernnova Aerospace S.A.U.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	1,071	$1,211,383
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	4,179	5,115,274
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 17, 2027	EUR	3,300	4,022,234
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing January 17, 2027		5,260	5,274,221
Dynasty Acquisition Co., Inc.
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		13,277	12,819,759
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		24,689	23,838,600

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%, Floor 1.50%), Maturing July 19, 2021(9)		944	$939,605
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(3)		1,220	976,068
Spirit Aerosystems, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), Maturing January 15, 2025		3,775	3,831,625
TransDigm, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		30,482	30,039,652
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		51,833	51,006,824
WP CPP Holdings, LLC
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025(10)		34,544	33,320,256

			$172,395,501

Air Transport — 0.5%
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024		3,534	$3,666,030
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		6,925	7,394,363
SkyMiles IP, Ltd.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027		17,950	18,859,832

			$29,920,225

Automotive — 4.1%
Adient US, LLC
Term Loan, 4.39%, (USD LIBOR + 4.25%), Maturing May 6, 2024(10)		2,980	$2,991,728
American Axle and Manufacturing, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		18,301	18,260,196
Autokiniton US Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,677	9,725,259
Bright Bidco B.V.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024		20,125	11,844,525
Chassix, Inc.
Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(10)		7,081	7,050,021
Clarios Global, L.P.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		27,301	27,318,525
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing April 30, 2026	EUR	23,983	29,072,679
CS Intermediate Holdco 2, LLC
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023		3,949	3,801,053
Dayco Products, LLC
Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,671	10,095,579
Garrett LX III S.a.r.l.
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing September 27, 2025	EUR	4,953	5,920,470

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Garrett Motion, Inc.
DIP Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 15, 2021		1,238	$1,244,630
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		6,883	6,822,030
IAA, Inc.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		7,208	7,230,400
Les Schwab Tire Centers
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 2, 2027		22,800	22,928,250
Tenneco, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		36,590	36,273,470
Thor Industries, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		9,047	9,076,382
TI Group Automotive Systems, LLC
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing December 16, 2024		14,991	15,025,327
Term Loan, 4.50%, (3 mo. EURIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	EUR	6,603	8,073,563
Truck Hero, Inc.
Term Loan, Maturing January 31, 2028(11)		10,375	10,407,422
Visteon Corporation
Term Loan, 1.89%, (USD LIBOR + 1.75%), Maturing March 25, 2024(10)		2,500	2,483,332

			$245,644,841

Brokerage/Securities Dealers/Investment Houses — 0.4%
Advisor Group, Inc.
Term Loan, 5.12%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		12,824	$12,846,865
Clipper Acquisitions Corp.
Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,052	12,052,250

			$24,899,115

Building and Development — 3.7%
ACProducts, Inc.
Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		4,293	$4,418,405
Advanced Drainage Systems, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		2,285	2,290,757
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		23,473	23,435,377
American Residential Services, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 15, 2027		5,175	5,202,490
APi Group DE, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		16,137	16,207,599
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2026		2,650	2,659,111
Brookfield Property REIT, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		4,212	4,094,301
Core & Main L.P.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024		2,473	2,474,683
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		8,656	8,679,574

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		36,292	$36,178,667
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing September 29, 2027	EUR	4,800	5,854,163
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing September 29, 2027	EUR	8,975	10,946,065
Term Loan, 5.74%, (3 mo. USD LIBOR + 5.50%), Maturing September 29, 2027		5,850	5,886,720
MI Windows and Doors, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 18, 2027		3,925	3,958,119
Northstar Group Services, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing November 9, 2026		11,050	11,077,625
Park River Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing December 28, 2027		5,725	5,744,683
Quikrete Holdings, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		4,878	4,876,062
RE/MAX International, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		16,077	16,117,311
Realogy Group, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		5,329	5,313,742
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		11,740	11,710,977
White Cap Buyer, LLC
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing October 19, 2027		19,202	19,306,448
WireCo WorldGroup, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 30, 2023		8,271	8,132,894
Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing September 30, 2024		8,525	7,246,250

			$221,812,023

Business Equipment and Services — 9.4%
Adevinta ASA
Term Loan, Maturing October 13, 2027(11)		2,725	$2,729,543
Term Loan, Maturing October 13, 2027(11)	EUR	9,950	12,142,739
Adtalem Global Education, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		6,167	6,151,458
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		7,463	8,103,029
AlixPartners, LLP
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		3,828	3,828,414
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	9,260	11,246,905
Term Loan, Maturing January 28, 2028(11)	EUR	4,200	5,084,166
Term Loan, Maturing February 4, 2028(11)		13,375	13,341,563
Allied Universal Holdco, LLC
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		5,895	5,904,979

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Amentum Government Services Holdings, LLC
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing January 29, 2027	11,020	$10,978,301
AppLovin Corporation
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	34,077	34,140,815
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025	6,079	6,111,354
ASGN Incorporated
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	3,433	3,444,377
Asplundh Tree Expert, LLC
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027	10,424	10,478,434
Belfor Holdings, Inc.
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	5,703	5,724,437
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	7,650	7,717,336
Bracket Intermediate Holding Corp.
Term Loan, 4.49%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	9,492	9,462,619
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024	11,438	11,337,007
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing October 30, 2026	9,251	9,289,148
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 30, 2026	10,100	10,156,813
Cardtronics USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027	5,174	5,193,403
Ceridian HCM Holding, Inc.
Term Loan, 2.59%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	23,214	23,170,494
CM Acquisition Co.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023	2,000	1,985,099
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	4,005	4,032,052
EAB Global, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(10)	12,407	12,427,581
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	22,206	22,218,814
First Advantage Holdings, LLC
Term Loan, Maturing January 31, 2027(11)	700	699,343
Garda World Security Corporation
Term Loan, 4.99%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	8,983	9,017,067
Greeneden U.S. Holdings II, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 1, 2027	7,450	7,487,250
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	27,600	27,692,236
Illuminate Buyer, LLC
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2027	9,482	9,528,440
IRI Holdings, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	28,182	28,177,979
Term Loan, 5.12%, (1 mo. USD LIBOR + 5.00%), Maturing December 1, 2025	7,681	7,948,040
Iron Mountain, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	9,214	9,179,883

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ivanti Software, Inc.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 1, 2027		22,650	$22,912,899
Term Loan - Second Lien, 9.50%, (3 mo. USD LIBOR + 8.50%, Floor 1.00%), Maturing December 1, 2028		5,000	5,050,000
KAR Auction Services, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		5,302	5,292,787
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		27,353	26,626,018
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 22, 2025		4,075	3,919,641
LGC Group Holdings, Ltd.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing April 21, 2027	EUR	3,025	3,638,866
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing April 21, 2027		3,582	3,579,039
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		15,282	14,365,085
PGX Holdings, Inc.
Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, Maturing September 29, 2023		9,583	9,151,431
Pike Corporation
Term Loan, Maturing January 15, 2028(11)		1,780	1,784,416
Term Loan, 3.13%, (1 mo. USD LIBOR + 3.00%), Maturing January 21, 2028		2,345	2,350,897
Prime Security Services Borrower, LLC
Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), Maturing September 23, 2026(10)		1,347	1,354,618
Rockwood Service Corporation
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		5,037	5,064,223
Sabre GLBL, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		6,554	6,473,679
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 17, 2027		3,400	3,440,375
Sotheby’s
Term Loan, Maturing January 15, 2027(11)		250	250,000
Speedster Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,550	3,065,298
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		35,254	35,260,283
STG-Fairway Holdings, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2027		4,187	4,192,339
Vestcom Parent Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing December 19, 2023		7,512	7,511,898
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		11,188	11,165,061

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
West Corp.
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024(10)		4,948	$4,838,856
Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024(10)		4,978	4,902,968
Zephyr Bidco Limited
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing July 23, 2025	EUR	5,025	6,066,071
Term Loan, 4.53%, (3 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	8,725	11,782,714

			$560,170,580

Cable and Satellite Television — 5.3%
Altice France S.A.
Term Loan, 3.81%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		10,779	$10,775,440
Term Loan, 4.13%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		8,697	8,717,352
Charter Communications Operating, LLC
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		12,149	12,149,189
CSC Holdings, LLC
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		44,437	44,298,109
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		5,751	5,732,847
Mediacom Illinois, LLC
Term Loan, 1.85%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		1,570	1,574,176
Numericable Group S.A.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		17,430	17,290,201
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	6,357	7,645,000
Telenet Financing USD, LLC
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		38,225	38,016,827
Telenet International Finance S.a.r.l.
Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	6,565	7,956,635
UPC Broadband Holding B.V.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		8,800	8,760,400
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 31, 2029	EUR	7,388	9,007,125
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 31, 2029	EUR	7,388	9,007,125
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		17,875	17,918,454
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		17,875	17,918,454
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	3,150	3,805,957
Virgin Media Bristol, LLC
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		41,755	41,657,533
Term Loan, Maturing January 31, 2029(11)		500	501,125
Virgin Media SFA Finance Limited
Term Loan, 3.28%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	9,825	13,288,783
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	13,800	16,736,517
Ziggo B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	15,300	18,550,430

			$311,307,679

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 5.5%
Aruba Investments, Inc.
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 24, 2027	EUR	4,275	$5,200,894
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 24, 2027		6,300	6,355,125
Axalta Coating Systems US Holdings, Inc.
Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		22,795	22,761,246
Caldic B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	500	598,280
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	2,266	2,711,965
Charter NEX US, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing December 1, 2027		3,825	3,857,444
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	5,698	6,895,098
Element Solutions, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026		8,027	8,020,201
Emerald Performance Materials, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025		2,611	2,621,980
Ferro Corporation
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,394	3,391,661
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,620	3,617,424
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,698	3,696,064
Flint Group GmbH
Term Loan, 5.00%, (EURIBOR + 4.25%, Floor 0.75%), Maturing September 21, 2023(10)	EUR	1,207	1,424,238
Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(10)		1,934	1,861,589
Flint Group US, LLC
Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(10)		2,896	2,787,708
Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(10)		11,700	11,261,088
Gemini HDPE, LLC
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), Maturing December 31, 2027		6,425	6,392,875
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	7,800	9,501,183
INEOS 226 Limited
Term Loan, Maturing January 11, 2026(11)	EUR	30,000	36,267,122
INEOS Enterprises Holdings II Limited
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	2,325	2,821,283
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		2,516	2,521,232
INEOS Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	8,023	9,691,934

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
INEOS Styrolution US Holding, LLC
Term Loan, Maturing January 29, 2026(11)		21,450	$21,550,558
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	526	637,330
Messer Industries GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	3,575	4,352,674
Minerals Technologies, Inc.
Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(10)		11,548	11,577,158
Momentive Performance Materials, Inc.
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		1,134	1,126,836
NIC Acquisition Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 29, 2027		14,850	14,905,687
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		14,185	13,417,737
PQ Corporation
Term Loan, 2.46%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		15,073	15,086,016
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027		14,832	14,884,011
Pregis TopCo Corporation
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026		2,401	2,410,252
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing August 1, 2026		1,650	1,662,375
Rohm Holding GmbH
Term Loan, 5.23%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		12,805	12,607,927
Solenis Holdings, LLC
Term Loan, Maturing June 26, 2025(11)		1,275	1,273,422
Term Loan, Maturing June 26, 2025(11)	EUR	2,100	2,561,196
Starfruit Finco B.V.
Term Loan, 3.13%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,615	10,597,756
Tronox Finance, LLC
Term Loan, 3.18%, (USD LIBOR + 3.00%), Maturing September 23, 2024(10)		18,637	18,667,081
Univar, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		23,481	23,521,676

			$325,097,326

Clothing/Textiles — 0.2%
Protective Industrial Products, Inc.
Term Loan, Maturing January 20, 2028(11)		6,475	$6,475,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Samsonite International S.A.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025	4,566	$4,540,163

		$11,015,163

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024	1,688	$1,687,765

		$1,687,765

Containers and Glass Products — 2.1%
Berry Global, Inc.
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024	9,948	$9,955,200
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	2,536	2,534,542
BWAY Holding Company
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	11,130	10,944,634
Flex Acquisition Company, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023	33,852	33,947,200
Term Loan, 3.24%, (3 mo. USD LIBOR + 3.00%), Maturing June 29, 2025	3,876	3,855,672
Libbey Glass, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, 1.00% Floor), Maturing November 12, 2025	10,180	9,535,610
Proampac PG Borrower, LLC
Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing November 3, 2025(10)	8,340	8,388,868
Reynolds Group Holdings, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	16,497	16,522,114
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2026	12,700	12,711,912
TricorBraun Holdings, Inc.
Term Loan, Maturing February 3, 2028(11)	969	963,787
Term Loan, Maturing February 3, 2028(11)	4,306	4,284,838
Trident TPI Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 17, 2024	12,616	12,597,453

		$126,241,830

Cosmetics/Toiletries — 0.4%
Kronos Acquisition Holdings, Inc.
Term Loan, Maturing December 17, 2026(11)	11,875	$11,964,063
Term Loan, Maturing December 22, 2026(11)	11,875	11,875,000

		$23,839,063

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Drugs — 5.6%
Aenova Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	2,875	$3,507,488
Akorn, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing October 1, 2025		9,304	9,362,049
Albany Molecular Research, Inc.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024(10)		6,872	6,903,954
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing August 30, 2024(10)		3,525	3,556,944
Alkermes, Inc.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		13,028	13,027,894
Amneal Pharmaceuticals, LLC
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		28,023	27,813,240
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		6,836	6,716,371
Bausch Health Companies, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		33,100	33,210,084
Cambrex Corporation
Term Loan, 3.71%, (3 mo. USD LIBOR + 3.50%), Maturing December 4, 2026		2,475	2,484,281
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		8,915	8,956,053
Elanco Animal Health Incorporated
Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027		6,414	6,406,933
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		25,832	25,751,647
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.09%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		36,365	36,351,694
Horizon Therapeutics USA, Inc.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing May 22, 2026		13,469	13,476,964
Mallinckrodt International Finance S.A.
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing September 24, 2024		54,913	51,927,551
Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing February 24, 2025		15,072	14,231,883
Nidda Healthcare Holding AG
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	1,000	1,211,057
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	6,425	7,767,817
PPD, Inc.
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), Maturing January 13, 2028		61,400	61,711,789

			$334,375,693

Ecological Services and Equipment — 0.5%
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		20,025	$20,024,725

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GFL Environmental, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), Maturing May 30, 2025		575	$578,440
TruGreen Limited Partnership
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 2, 2027		5,075	5,106,719
US Ecology Holdings, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		3,069	3,074,116

			$28,784,000

Electronics/Electrical — 21.4%
Applied Systems, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 19, 2024		27,940	$28,018,391
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		4,000	4,043,332
Aptean, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		20,010	19,993,597
Term Loan - Second Lien, Maturing April 23, 2027(11)		1,000	1,061,500
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		7,766	7,843,976
Avast Software B.V.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023		2,151	2,160,025
Banff Merger Sub, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		49,251	49,240,916
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,479	4,240,410
Barracuda Networks, Inc.
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing October 30, 2028		3,600	3,672,000
Buzz Merger Sub, Ltd.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		4,886	4,879,717
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing January 29, 2027		2,045	2,047,431
Cambium Learning Group, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2025		7,805	7,835,981
Castle US Holding Corporation
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		5,920	5,871,587
Celestica, Inc.
Term Loan, 2.25%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,072	4,051,596
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		3,378	3,373,278
CentralSquare Technologies, LLC
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		4,020	3,799,203
Cloudera, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing December 17, 2027		5,200	5,208,122
CommScope, Inc.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,653	19,660,166
Cornerstone OnDemand, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027		14,903	15,007,437

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		14,142	$14,183,304
Cvent, Inc.
Term Loan, Maturing November 29, 2024(11)		5,686	5,505,130
Delta TopCo, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 1, 2027		12,875	12,964,958
E2open, LLC
Term Loan, Maturing October 29, 2027(11)		7,750	7,810,543
ECI Macola Max Holdings, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 9, 2027		10,100	10,168,175
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024		23,577	23,812,790
Energizer Holdings, Inc.
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), Maturing December 22, 2027		9,182	9,205,015
Epicor Software Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing July 30, 2027		51,606	51,948,316
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), Maturing July 31, 2028		7,650	8,037,281
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,698	2,060,000
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024		3,524	3,532,753
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		47,352	46,548,758
Fiserv Investment Solutions, Inc.
Term Loan, 4.97%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		5,796	5,835,722
Gainwell Acquisition Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 1, 2027		25,625	25,721,094
GlobalLogic Holdings, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 14, 2027		6,783	6,829,633
Go Daddy Operating Company, LLC
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		54,176	54,213,333
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027		10,074	10,095,068
Grab Holdings, Inc.
Term Loan, Maturing January 29, 2026(11)		25,200	25,302,362
Hyland Software, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing July 1, 2024		57,276	57,598,355
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), Maturing July 7, 2025		6,190	6,267,505
Imprivata, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing December 1, 2027		10,925	10,952,312

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Informatica, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 25, 2027	EUR	2,853	$3,467,116
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		60,232	60,181,640
Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(12)		6,275	6,439,719
LogMeIn, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027		12,475	12,476,946
MA FinanceCo., LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		3,936	3,909,422
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	6,509	8,007,682
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		16,273	16,509,960
MACOM Technology Solutions Holdings, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		8,969	8,881,831
Marcel LUX IV S.a.r.l.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		1,754	1,742,691
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	3,350	4,065,391
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 31, 2027		4,075	4,080,094
MaxLinear, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing July 31, 2023		10,348	10,347,991
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing May 12, 2024		6,947	6,956,052
MTS Systems Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023		3,450	3,460,950
NCR Corporation
Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		10,704	10,703,625
PointClickCare Technologies, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing December 29, 2027		5,200	5,213,000
Recorded Books, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025		2,658	2,663,645
Redstone Buyer, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027		14,189	14,372,722
Renaissance Holding Corp.
Term Loan - Second Lien, 7.12%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,177,719
Seattle Spinco, Inc.
Term Loan, 2.87%, (3 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		26,581	26,401,288
SkillSoft Corporation
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024		5,224	5,374,477
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025		17,261	17,217,786
SolarWinds Holdings, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		69,733	67,931,155
Solera, LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		53,766	53,625,614

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sophia L.P.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing October 7, 2027		1,250	$1,256,563
Sparta Systems, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 21, 2024		6,989	6,988,987
SS&C European Holdings S.a.r.l.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025		6,191	6,169,468
SS&C Technologies, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025		5,249	5,234,369
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025		8,131	8,101,944
SurveyMonkey, Inc.
Term Loan, 3.85%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		9,247	9,247,150
Symplr Software, Inc.
Term Loan, Maturing December 22, 2027(11)		2,825	2,838,419
Syncsort Incorporated
Term Loan, 6.48%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024		19,899	20,007,683
Tech Data Corporation
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025		10,324	10,401,556
Tibco Software, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026		31,637	31,663,244
Term Loan - Second Lien, 7.38%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028		9,275	9,417,993
TTM Technologies, Inc.
Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		6,035	6,045,283
Uber Technologies, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		7,549	7,571,558
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025		42,812	43,048,605
Ultimate Software Group, Inc. (The)
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		23,021	23,145,162
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing May 4, 2026		39,134	39,351,051
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing May 3, 2027		2,350	2,444,000
Ultra Clean Holdings, Inc.
Term Loan, 4.62%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		9,392	9,344,657
Valkyr Purchaser, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 29, 2027		6,375	6,375,000
Verifone Systems, Inc.
Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		18,955	18,525,702
Verisure Holding AB
Term Loan, Maturing January 15, 2028(11)	EUR	6,550	7,960,545
Veritas US, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025		23,718	23,877,172
VS Buyer, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027		12,282	12,312,893

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vungle, Inc.
Term Loan, 5.62%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		7,628	$7,652,276
Weld North Education, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 21, 2027		4,000	4,006,668

			$1,269,797,536

Equipment Leasing — 1.2%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025		21,425	$21,408,654
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing December 1, 2027		15,900	16,003,795
Boels Topholding B.V.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 6, 2027	EUR	5,250	6,383,081
Delos Finance S.a.r.l.
Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		15,593	15,591,284
Fly Funding II S.a.r.l.
Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing October 8, 2025		10,690	10,703,049

			$70,089,863

Financial Intermediaries — 3.3%
Aretec Group, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		26,252	$26,304,452
Citco Funding, LLC
Term Loan, 2.77%, (3 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		17,460	17,514,458
Claros Mortgage Trust, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing August 9, 2026		407	407,092
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(13)		22,626	7,353,534
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		2,747	2,749,030
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	7,550	9,173,752
FinCo I, LLC
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		8,987	8,988,244
Focus Financial Partners, LLC
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		22,891	22,853,427
Franklin Square Holdings, L.P.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		6,671	6,671,426
Greenhill & Co., Inc.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		6,642	6,625,622
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025		4,353	4,353,125
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		11,554	11,438,220

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Guggenheim Partners, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		33,271	$33,291,598
LPL Holdings, Inc.
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		19,701	19,733,009
Nets Holding A/S
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	1,213,928
Victory Capital Holdings, Inc.
Term Loan, 2.74%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		12,728	12,723,783
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		6,631	6,663,750

			$198,058,450

Food Products — 4.0%
Alphabet Holding Company, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		28,209	$28,215,232
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		3,637	3,654,576
B&G Foods, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		4,614	4,632,568
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		9,770	9,330,703
Froneri International, Ltd.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027		21,542	21,462,455
Term Loan - Second Lien, 5.87%, (1 mo. USD LIBOR + 5.75%), Maturing January 31, 2028		1,125	1,136,953
H Food Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		11,597	11,576,003
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		6,248	6,256,284
HLF Financing S.a.r.l.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		26,051	26,137,169
Jacobs Douwe Egberts International B.V.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		22,212	22,267,288
JBS USA LUX S.A.
Term Loan, 2.12%, (3 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		55,161	55,229,644
Nomad Foods Europe Midco Limited
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		18,939	18,960,232
Shearer’s Foods, Inc.
Term Loan, 4.75%, (USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027(10)		3,566	3,582,110
Sunshine Investments B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	10,618	12,867,104
Term Loan, 4.05%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	750	1,021,832
UTZ Quality Foods, LLC
Term Loan, Maturing January 13, 2028(11)		1,300	1,308,667

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Valeo F1 Company Limited (Ireland)
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 27, 2027	EUR	9,500	$11,528,720

			$239,167,540

Food Service — 1.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		49,140	$48,870,045
IRB Holding Corp.
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		4,836	4,838,103
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 15, 2027		23,950	24,109,675
US Foods, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		22,425	22,261,242

			$100,079,065

Food/Drug Retailers — 0.4%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.38%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		4,520	$4,598,719
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	8,523	9,890,210
Term Loan, 5.27%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,773	8,636,014

			$23,124,943

Forest Products — 0.0%(6)
Clearwater Paper Corporation
Term Loan, 3.24%, (USD LIBOR + 3.00%), Maturing July 26, 2026(10)		1,756	$1,768,813

			$1,768,813

Health Care — 9.7%
Accelerated Health Systems, LLC
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		5,279	$5,272,135
ADMI Corp.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		5,408	5,362,299
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		8,875	8,135,644
Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), Maturing April 24, 2024		5,307	2,494,251
athenahealth, Inc.
Term Loan, Maturing February 11, 2026(11)		5,075	5,100,375
Term Loan, 4.63%, (1 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		15,784	15,856,228
Avantor Funding, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		6,351	6,376,034
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing November 8, 2027		3,450	3,475,157

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BioClinica Holding I L.P.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		15,982	$15,981,951
Biogroup-LCD
Term Loan, Maturing January 28, 2028(11)	EUR	2,000	2,430,300
BW NHHC Holdco, Inc.
Term Loan, 5.22%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		14,961	13,727,046
Cano Health, LLC
Term Loan, 0.50%, Maturing November 19, 2027(9)		2,899	2,899,458
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing November 19, 2027		7,951	7,952,799
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	16,777	19,867,788
Certara L.P.
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		7,479	7,487,945
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		12	12,412
CHG Healthcare Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 7, 2023		1,850	1,850,694
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		5,117	5,142,334
Dedalus Finance GmbH
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing May 4, 2027	EUR	6,875	8,382,266
Term Loan, Maturing August 16, 2027(11)	EUR	10,000	12,192,386
Elsan S.A.S.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing October 31, 2024	EUR	2,250	2,731,931
Ensemble RCM, LLC
Term Loan, 3.96%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		5,974	5,994,915
Envision Healthcare Corporation
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		58,422	50,272,066
eResearchTechnology, Inc.
Term Loan, Maturing February 4, 2027(11)		2,650	2,666,088
Gentiva Health Services, Inc.
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		29,303	29,367,277
Greatbatch, Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		9,322	9,336,299
Hanger, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		23,216	23,245,044
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		12,108	12,152,051
IQVIA, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		2,660	2,662,863
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		14,745	14,763,805

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		31,031	$31,050,668
National Mentor Holdings, Inc.
Term Loan, Maturing March 9, 2026(11)		68	67,769
Term Loan, Maturing March 9, 2026(11)		1,790	1,795,866
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		433	434,839
Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		9,513	9,545,565
Navicure, Inc.
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		6,253	6,256,658
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026		6,488	6,520,880
nThrive, Inc.
Term Loan, Maturing January 15, 2028(11)		9,875	9,912,031
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		13,452	13,127,021
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		26,652	26,625,269
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	4,193	5,072,890
Parexel International Corporation
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		1,290	1,289,922
PetVet Care Centers, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing February 14, 2025		325	326,625
Term Loan, Maturing February 14, 2025(11)		1,250	1,255,860
Phoenix Guarantor, Inc.
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		21,215	21,295,010
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing March 5, 2026		5,175	5,202,816
Radiology Partners, Inc.
Term Loan, 4.80%, (USD LIBOR + 4.25%), Maturing July 9, 2025(10)		11,742	11,688,691
RadNet, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		9,643	9,665,366
Select Medical Corporation
Term Loan, 2.53%, (3 mo. USD LIBOR + 2.25%), Maturing March 6, 2025		37,393	37,353,940
Sotera Health Holdings, LLC
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), Maturing December 11, 2026		5,125	5,131,406
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		16,639	16,567,623
Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing September 3, 2024		2,481	2,551,966
Synlab Bondco PLC
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing July 31, 2027	EUR	2,600	3,163,117
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		6,955	6,524,898

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		10,820	$10,676,604
US Radiology Specialists, Inc.
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), Maturing December 10, 2027		6,875	6,928,708
Verscend Holding Corp.
Term Loan, 4.62%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		22,179	22,234,667

			$575,458,516

Home Furnishings — 1.1%
Mattress Firm, Inc.
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 26, 2027		7,225	$7,306,281
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		14,127	14,378,640
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		46,696	43,252,592

			$64,937,513

Industrial Equipment — 5.3%
AI Alpine AT Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2025	EUR	6,125	$7,306,630
Alliance Laundry Systems, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 8, 2027		10,150	10,206,190
Altra Industrial Motion Corp.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		7,395	7,405,670
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		19,750	19,757,860
CFS Brands, LLC
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		6,696	6,436,942
Clark Equipment Company
Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024		13,180	13,156,582
Columbus McKinnon Corporation
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing January 31, 2024		4,858	4,876,619
CPM Holdings, Inc.
Term Loan, 3.89%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		5,680	5,635,168
Delachaux Group S.A.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	2,650	3,212,555
Term Loan, 4.74%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		5,841	5,724,180
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,347	2,835,762
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	5,866	7,089,447
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		11,796	11,829,506

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 16, 2027		5,250	$5,263,125
Dynacast International, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		10,377	10,507,052
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		14,608	14,622,745
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		1,999	2,006,648
EWT Holdings III Corp.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing December 20, 2024		18,593	18,666,341
Filtration Group Corporation
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		23,078	22,919,285
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	3,620	4,397,071
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing March 29, 2025		3,092	3,115,442
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,773	9,402,085
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		1,000	1,001,389
Granite Holdings US Acquisition Co.
Term Loan, Maturing September 30, 2026(11)		9,500	9,523,750
LTI Holdings, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		8,306	8,120,343
Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,419	2,402,742
Minimax Viking GmbH
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	1,934	2,356,075
Quimper AB
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 13, 2026	EUR	20,625	25,167,121
Robertshaw US Holding Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 28, 2025		21,085	20,294,641
Terex Corporation
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing January 31, 2024		8,743	8,745,378
Thermon Industries, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		2,949	2,956,122
Titan Acquisition Limited
Term Loan, 3.27%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		26,864	26,327,004
Vertical Midco GmbH
Term Loan, Maturing July 30, 2027(11)		1,350	1,362,937
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing July 30, 2027	EUR	1,000	1,223,789
Welbilt, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,000	957,500
Zephyr German BidCo GmbH
Term Loan, Maturing January 21, 2028(11)	EUR	5,175	6,330,492

			$313,142,188

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Insurance — 3.7%
Alliant Holdings Intermediate, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		3,230	$3,222,345
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		5,688	5,671,486
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		44,696	44,884,389
Andromeda Investissements
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing June 12, 2026	EUR	2,250	2,740,726
AssuredPartners, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		6,084	6,059,038
Asurion, LLC
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		28,234	28,195,218
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,438	2,431,843
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2026		5,560	5,542,047
Term Loan, Maturing July 31, 2027(11)		11,750	11,632,500
Term Loan - Second Lien, 6.62%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		27,441	27,543,813
Term Loan - Second Lien, Maturing January 29, 2028(11)		14,360	14,360,000
Financiere CEP S.A.S.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing June 3, 2027	EUR	1,425	1,738,766
Hub International Limited
Term Loan, 2.97%, (USD LIBOR + 2.75%), Maturing April 25, 2025(10)		18,390	18,271,899
NFP Corp.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		33,520	33,370,299
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027		7,855	7,878,226
USI, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		5,851	5,867,497

			$219,410,092

Leisure Goods/Activities/Movies — 4.0%
AMC Entertainment Holdings, Inc.
Term Loan, 5.25%, (USD Prime + 2.00%), Maturing April 22, 2026		10,312	$8,633,798
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	20,475	24,381,537
Bombardier Recreational Products, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		33,199	33,095,288
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027		6,119	6,256,933
ClubCorp Holdings, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,307	19,841,826
Crown Finance US, Inc.
Term Loan, 15.25%, (3 mo. USD LIBOR + 14.25%, Floor 1.00%), 7.00% cash, 8.25% PIK, Maturing May 23, 2024		6,612	8,196,170
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	4,881	4,649,952
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 28, 2025		18,494	14,673,805

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		2,700	$2,694,937
Etraveli Holding AB
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	9,600	10,980,196
Lindblad Expeditions, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		1,169	1,098,681
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		4,675	4,394,726
Match Group, Inc.
Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		7,625	7,586,875
NASCAR Holdings, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		1,436	1,439,249
Playtika Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024		33,345	33,580,216
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		4,389	4,299,134
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(10)		8,275	8,285,167
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		2,244	2,196,801
Travel Leaders Group, LLC
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		20,125	18,175,058
UFC Holdings, LLC
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing April 29, 2026		17,763	17,795,869
Vue International Bidco PLC
Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	3,433	3,561,774
WMG Acquisition Corp.
Term Loan, 2.25%, (1 mo. USD LIBOR + 2.13%), Maturing January 20, 2028		500	502,277

			$236,320,269

Lodging and Casinos — 2.7%
Aristocrat Technologies, Inc.
Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		10,829	$10,806,473
Azelis Finance S.A.
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing November 10, 2025	EUR	3,750	4,528,057
Boyd Gaming Corporation
Term Loan, 2.34%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		995	993,054
Churchill Downs Incorporated
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,395	3,374,840
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		9,962	9,870,978
ESH Hospitality, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		2,257	2,248,236

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Golden Nugget, Inc.
Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		33,514	$32,927,173
Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing October 4, 2023		1,875	2,137,500
GVC Holdings (Gibraltar) Limited
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024		23,412	23,475,448
GVC Holdings PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	21,325	25,917,348
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		14,061	13,609,600
Sportradar Capital S.a.r.l.
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing October 27, 2027	EUR	4,400	5,370,764
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	5,340	6,517,201
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		20,664	20,759,470

			$162,536,142

Nonferrous Metals/Minerals — 0.5%
American Consolidated Natural Resources, Inc.
Term Loan, 17.00%, (1 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, Maturing September 16, 2025		4,702	$4,537,630
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(12)		414	333,385
Oxbow Carbon, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing October 13, 2025		4,592	4,609,095
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	14,875	17,660,426

			$27,140,536

Oil and Gas — 3.1%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		15,265	$12,212,249
Apergy Corporation
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		1,687	1,695,181
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing June 3, 2027		1,901	1,939,275
Blackstone CQP Holdco L.P.
Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		18,528	18,557,684
Buckeye Partners L.P.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		11,360	11,388,795
Centurion Pipeline Company, LLC
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025		2,025	2,025,000
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,406	3,401,243

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CITGO Holding, Inc.
Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		2,963	$2,781,047
CITGO Petroleum Corporation
Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), Maturing March 28, 2024		28,733	28,648,835
Delek US Holdings, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		4,142	4,065,630
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025		5,211	5,204,112
Fieldwood Energy, LLC
DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), Maturing August 4, 2021(9)		3,983	4,082,823
Term Loan, 0.00%, Maturing April 11, 2022(13)		26,962	6,673,209
Lealand Finance Company B.V.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024		261	215,187
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), 1.12% cash, 3.00% PIK, Maturing June 30, 2025		3,159	2,124,507
Matador Bidco S.a.r.l.
Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		22,389	22,430,618
McDermott Technology Americas, Inc.
Term Loan, 3.38%, Maturing June 28, 2024(9)		10,000	9,150,000
Prairie ECI Acquiror L.P.
Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		17,798	17,558,455
PSC Industrial Holdings Corp.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024		11,243	11,041,515
RDV Resources Properties, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(3)		3,336	2,269,105
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		804	719,885
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		834	612,633
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		963	414,065
UGI Energy Services, LLC
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		11,968	12,035,069

			$181,246,122

Publishing — 1.3%
Alchemy Copyrights, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027		4,414	$4,436,007
Ascend Learning, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 12, 2024		3,392	3,423,295
Axel Springer S.E.
Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	2,392,210
Getty Images, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		15,045	15,020,259
Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	3,778	4,578,790

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(13)	$7,366	$667,576
Nielsen Finance, LLC
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023	15,015	14,993,467
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	7,320	7,390,601
ProQuest, LLC
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	24,219	24,289,073
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	1,927	1,828,098

		$79,019,376

Radio and Television — 2.6%
Cumulus Media New Holdings, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 31, 2026	4,087	$4,089,778
Diamond Sports Group, LLC
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	34,223	29,488,668
Entercom Media Corp.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	4,799	4,740,711
Entravision Communications Corporation
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	8,197	8,115,463
Gray Television, Inc.
Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	3,553	3,554,913
Hubbard Radio, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	10,057	9,886,854
iHeartCommunications, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	1,257	1,246,274
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 1, 2026	3,532	3,545,496
Nexstar Broadcasting, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	15,915	15,911,055
Term Loan, 2.89%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	5,349	5,364,488
Sinclair Television Group, Inc.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,391	14,344,299
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	7,456	7,453,299
Terrier Media Buyer, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	25,540	25,601,022
Univision Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	17,506	17,481,661

		$150,823,981

Retailers (Except Food and Drug) — 1.5%
Apro, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	4,090	$4,115,562
Ascena Retail Group, Inc.
Term Loan, 0.00%, Maturing August 21, 2022(13)	13,226	2,777,432

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bass Pro Group, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	$10,728	$10,758,737
BJ’s Wholesale Club, Inc.
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	3,175	3,182,389
CNT Holdings I Corp.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 8, 2027	6,275	6,324,516
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	1,393	1,389,685
David’s Bridal, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	2,500	2,413,486
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	2,901	2,518,567
Go Wireless, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing December 22, 2024	2,646	2,657,381
Harbor Freight Tools USA, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing October 19, 2027	12,818	12,852,214
Hoya Midco, LLC
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	7,754	7,443,411
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	13,489	13,538,109
Murphy USA, Inc.
Term Loan, Maturing January 31, 2028(11)	2,900	2,914,500
PetSmart, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 11, 2022	16,418	16,428,126
Phillips Feed Service, Inc.
Term Loan, 8.00%, (2 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing November 13, 2024(3)	553	442,564
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(3)(13)	1,950	968,680

		$90,725,359

Steel — 1.2%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	20,237	$20,304,403
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	7,569	7,596,953
Neenah Foundry Company
Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing December 13, 2022	6,550	5,731,481
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	8,341	8,330,847
TMS International Corp.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 14, 2024(10)	2,200	2,200,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Zekelman Industries, Inc.
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027		27,230	$27,255,768

			$71,419,452

Surface Transport — 0.6%
Avis Budget Car Rental, LLC
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing August 6, 2027		2,494	$2,444,218
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		5,416	5,374,732
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		22,949	22,771,960
XPO Logistics, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		2,789	2,793,346

			$33,384,256

Telecommunications — 4.8%
CenturyLink, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		64,262	$64,146,294
Ciena Corporation
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025		9,328	9,347,924
Colorado Buyer, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		19,240	18,566,233
Digicel International Finance Limited
Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		19,472	18,222,660
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	27,987	33,694,337
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing March 31, 2021		3,654	3,599,157
Term Loan, 0.00%, Maturing January 6, 2023(13)		23,177	16,571,472
Intelsat Jackson Holdings S.A.
DIP Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(10)		4,000	4,089,525
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		13,500	13,736,250
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(3)		8,930	7,097,118
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		17,722	17,537,270
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023		12,161	11,142,407
Telesat Canada
Term Loan, 2.88%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		5,157	5,147,665
Zayo Group Holdings, Inc.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	4,541	5,508,051
Ziggo Financing Partnership
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		57,575	57,395,078

			$285,801,441

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Utilities — 0.4%
Brookfield WEC Holdings, Inc.
Term Loan, Maturing August 1, 2025(11)	1,800	$1,813,500
Calpine Construction Finance Company L.P.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	7,265	7,246,473
Calpine Corporation
Term Loan, Maturing April 5, 2026(11)	5,398	5,395,390
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing December 16, 2027	9,844	9,863,359
Longview Power, LLC
Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing July 30, 2025(3)	1,429	1,143,200

		$25,461,922

Total Senior Floating-Rate Loans (identified cost $6,895,712,549)		$6,836,104,179

Warrants — 0.0%(6)

Security	Shares	Value
Entertainment — 0.0%(6)
Cineworld Group, Exp. 11/23/25(4)(5)	2,180,552	$1,063,316

		$1,063,316

Health Care — 0.0%(6)
THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)	266	$81,875
THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)	1,725	530,955
THAIHOT Investment Company US Limited, Exp. 10/13/27, (Contingent Warrants)(3)(4)(5)	111,530	0

		$612,830

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	37,742	$0

		$0

Total Warrants (identified cost $0)		$1,676,146

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(4)(5)	16,581	$4,974
Paragon Offshore Finance Company, Class B(4)(5)	8,290	101,553

Total Miscellaneous (identified cost $180,309)		$106,527

Short-Term Investments — 3.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(14)	186,910,079	$186,910,079

Total Short-Term Investments (identified cost $186,910,079)		$186,910,079

Total Investments — 129.2% (identified cost $7,745,925,073)		$7,670,382,464

Less Unfunded Loan Commitments — (0.3)%		$(17,333,155)

Net Investments — 128.9% (identified cost $7,728,591,918)		$7,653,049,309

Other Assets, Less Liabilities — (28.9)%		$(1,714,469,657)

Net Assets — 100.0%		$5,938,579,652

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $527,777,839 or 8.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Non-income producing security.

(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(6)	Amount is less than 0.05%.

(7)	When-issued security.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(9)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2021, the total value of unfunded loan commitments is $16,569,644.

(10)

The stated interest rate represents the weighted average interest rate at January 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	This Senior Loan will settle after January 31, 2021, at which time the interest rate will be determined.

(12)	Fixed-rate loan.

(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	162,291,733	EUR	132,552,680	Standard Chartered Bank	2/2/21	$1,432,491	$—
USD	168,184,939	EUR	141,279,050	HSBC Bank USA, N.A.	2/26/21	—	(3,353,656)
USD	5,300,210	EUR	4,356,000	State Street Bank and Trust Company	2/26/21	11,230	—
USD	1,642,672	GBP	1,204,567	JPMorgan Chase Bank, N.A.	2/26/21	—	(7,961)
USD	33,292,375	GBP	24,917,176	State Street Bank and Trust Company	2/26/21	—	(851,921)
USD	161,133,118	EUR	132,552,680	Standard Chartered Bank	3/2/21	175,787	—
USD	200,476,622	EUR	165,347,271	Goldman Sachs International	3/31/21	—	(437,081)

						$1,619,508	$(4,650,619)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2021, the value of the Portfolio’s investment in affiliated funds was $186,910,079, which represents 3.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$111,394,225	$575,655,092	$(500,139,238)	$—	$—	$186,910,079	$29,317	186,910,079

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$277,000,989	$—	$277,000,989
Common Stocks	15,187,814	43,236,969	13,064,767	71,489,550
Corporate Bonds & Notes	—	255,718,194	—	255,718,194
Exchange-Traded Funds	36,857,700	—	—	36,857,700
Preferred Stocks	—	3,534,233	984,867	4,519,100
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,805,540,904	13,230,120	6,818,771,024
Warrants	—	1,063,316	612,830	1,676,146
Miscellaneous	—	106,527	—	106,527
Short-Term Investments	—	186,910,079	—	186,910,079
Total Investments	$52,045,514	$7,573,111,211	$27,892,584	$7,653,049,309
Forward Foreign Currency Exchange Contracts	$—	$1,619,508	$—	$1,619,508
Total	$52,045,514	$7,574,730,719	$27,892,584	$7,654,668,817

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(4,650,619)	$—	$(4,650,619)
Total	$—	$(4,650,619)	$—	$(4,650,619)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.